Business Combinations, Discontinued Operations, Sale of Other Disposal Groups and Selected Financial Information by Reportable Segment and Line of Business - Summary of Condensed Combined Financial Information of Balance Sheet (Detail) - MXN ($)
$ in Millions
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Discontinued Operations [line items]
Total assets of the disposal group	$ 2,100	$ 1,378
Total liabilities directly related to disposal group	314	0
Total net assets of disposal group	1,786	$ 1,378
France [member]
Disclosure of Discontinued Operations [line items]
Current assets	189
Non-current assets	763
Total assets of the disposal group	952
Current liabilities	211
Non-current liabilities	103
Total liabilities directly related to disposal group	314
Total net assets of disposal group	$ 638